Net Income (Loss) per Share (Details) - shares	Mar. 31, 2023	Dec. 31, 2022
P R C Citizen Employees [Member] | Restricted Stock Units (RSUs) [Member] | Stock Incentive Plan [Member]
Net Income (Loss) per Share (Details) [Line Items]
Awards outstanding	1,614,088	1,448,697